Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022			$ 304,585	$ (273,476)	$ 31,109
Balance, shares at Dec. 31, 2022		3,639,185
Issuance of common stock, net of issuance costs			53		53
Issuance of common stock, net of issuance costs, shares		13,100
Stock-based compensation			954		954
Net loss				(14,121)	(14,121)
Balance at Dec. 31, 2023			305,592	(287,597)	17,995
Balance, shares at Dec. 31, 2023		3,652,285
Stock-based compensation			511		511
Net loss				(9,559)	(9,559)
Balance at Dec. 31, 2024			$ 306,103	$ (297,156)	$ 8,947
Balance, shares at Dec. 31, 2024		3,652,285